Segment Reporting (Details) - Schedule of operating segments - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 3,600,297	$ 6,430,516	$ 10,230,135	$ 18,526,850	$ 6,568,263
Commissions and fees	1,189,243	762,061	1,845,994	3,355,205	5,471,602
Compensation and benefits	2,383,547	1,486,160
Occupancy	347,660	323,224	683,160	591,936	548,331
Communication and technology	947,292	469,662	1,454,050	823,433	588,353
General and administrative	630,059	292,788
Crypto currencies	219,662
Professional fees	990,011	153,853	1,565,834	761,238	227,998
Service fees	2,474,122	231,785
Interest	942,264	79,343	183,157	731,812	118
Depreciation	279,680	21,992
Marketing	553,758	199,948	651,324	55,378	195,933
Payment service charge	292,630		245,030	355,585
Other operating expenses	19,474	32,502
Total operating expenses	11,269,402	4,053,318
Income (loss) from operations	(7,669,105)	2,377,198	(3,351,409)	8,280,824	(2,744,874)
Total segment assets	86,517,677	15,070,603	$ 22,906,069	$ 13,418,348	$ 15,672,761
Futures And Securities Brokerage Services [Member]
Segment Reporting Information [Line Items]
Revenue	1,212,222	617,242
Commissions and fees	814,295	387,439
Compensation and benefits	594,038	607,139
Occupancy		3,119
Communication and technology	224,232	208,672
General and administrative	40,133	34,396
Professional fees	773	800
Depreciation	1,476	10,484
Marketing	1,010	222
Other operating expenses	1,526	3,847
Total operating expenses	1,677,483	1,256,118
Income (loss) from operations	(465,261)	(638,876)
Total segment assets	4,412,577	3,793,041
Insurance Brokerage Services [Member]
Segment Reporting Information [Line Items]
Revenue	295,340	638,574
Commissions and fees	84,902	315,083
Compensation and benefits	135,183	135,312
Occupancy	119,301	142,052
Communication and technology	3,126	2,393
General and administrative	21,225	24,502
Marketing		222
Total operating expenses	363,737	619,564
Income (loss) from operations	(68,397)	19,010
Total segment assets	182,524	214,252
Market making (CFD) trading and other [Member]
Segment Reporting Information [Line Items]
Revenue	2,949,525	5,126,239
Commissions and fees	290,046	59,539
Occupancy	4,200	3,600
Communication and technology	563,526	257,311
General and administrative	164,709	105,853
Professional fees	190,128	112,506
Service fees	2,311,018	119,379
Interest	109,268	4,989
Depreciation	266,666
Marketing	55,000	105,013
Payment service charge	292,630
Other operating expenses		19,309
Total operating expenses	4,247,191	787,499
Income (loss) from operations	(1,297,666)	4,338,740
Total segment assets	63,259,609	7,987,408
Other [Member]
Segment Reporting Information [Line Items]
Revenue	(856,790)	48,461
Compensation and benefits	1,654,326	743,709
Occupancy	224,159	174,453
Communication and technology	156,408	1,286
General and administrative	403,992	128,037
Crypto currencies	219,662
Professional fees	799,110	40,547
Service fees	163,104	112,406
Interest	832,996	74,354
Depreciation	11,538	11,508
Marketing	497,748	94,491
Other operating expenses	17,948	9,346
Total operating expenses	4,980,991	1,390,137
Income (loss) from operations	(5,837,781)	(1,341,676)
Total segment assets	$ 18,662,967	$ 3,075,902